UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813028.102

ATMS-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.	4,400	$ 91,432
Autoliv, Inc.	1,700	102,578
BorgWarner, Inc.	1,500	102,810
TRW Automotive Holdings Corp. (a)	2,200	57,530
		354,350
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	14,700	651,945
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	2,400	102,288
Leisure Equipment & Products - 0.3%
JAKKS Pacific, Inc. (a)	4,900	99,323
Media - 0.3%
Time Warner, Inc.	4,300	94,041
Multiline Retail - 3.2%
JCPenney Co., Inc.	10,700	869,268
Nordstrom, Inc.	1,800	100,278
Saks, Inc.	5,400	101,304
		1,070,850
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	1,100	87,494
Asbury Automotive Group, Inc.	6,900	168,774
AutoZone, Inc. (a)	700	87,941
OfficeMax, Inc.	1,900	91,751
Payless ShoeSource, Inc. (a)	2,500	84,875
Sherwin-Williams Co.	2,500	172,750
TJX Companies, Inc.	3,000	88,710
		782,295
Textiles, Apparel & Luxury Goods - 3.6%
Brown Shoe Co., Inc.	1,900	103,265
Columbia Sportswear Co.	1,300	84,292
Liz Claiborne, Inc.	2,000	88,800
NIKE, Inc. Class B	1,700	167,977
Phillips-Van Heusen Corp.	2,100	115,815
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,500	159,480
Steven Madden Ltd.	2,000	59,440
Stride Rite Corp.	5,700	98,382
VF Corp.	1,900	144,153
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	3,100	$ 87,699
Wolverine World Wide, Inc.	2,600	80,002
		1,189,305
TOTAL CONSUMER DISCRETIONARY		4,344,397
CONSUMER STAPLES - 9.4%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	18,200	373,464
Molson Coors Brewing Co. Class B	2,600	210,080
		583,544
Food & Staples Retailing - 2.5%
Kroger Co.	20,900	535,040
Safeway, Inc.	8,500	306,255
		841,295
Food Products - 0.5%
Dean Foods Co. (a)	1,900	84,075
Ralcorp Holdings, Inc. (a)	1,400	77,476
		161,551
Personal Products - 1.0%
NBTY, Inc. (a)	3,600	186,660
Prestige Brands Holdings, Inc. (a)	12,200	155,062
		341,722
Tobacco - 3.6%
Altria Group, Inc.	9,900	865,161
Loews Corp. - Carolina Group	4,600	315,284
		1,180,445
TOTAL CONSUMER STAPLES		3,108,557
ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Basic Energy Services, Inc. (a)	2,700	64,017
Input/Output, Inc. (a)	6,200	84,878
NATCO Group, Inc. Class A (a)	2,800	97,328
Superior Energy Services, Inc. (a)	5,300	160,696
		406,919
Oil, Gas & Consumable Fuels - 8.3%
ConocoPhillips	9,384	623,191
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Giant Industries, Inc. (a)	1,900	$ 142,253
Hess Corp.	10,500	566,895
Holly Corp.	1,600	84,304
Marathon Oil Corp.	3,200	289,088
OMI Corp.	7,300	161,038
Overseas Shipholding Group, Inc.	1,200	74,556
Tesoro Corp.	1,700	140,063
Valero Energy Corp.	7,440	403,843
Western Refining, Inc.	6,700	183,245
World Fuel Services Corp.	1,900	87,115
		2,755,591
TOTAL ENERGY		3,162,510
FINANCIALS - 15.5%
Capital Markets - 4.1%
Merrill Lynch & Co., Inc.	3,400	318,104
Morgan Stanley	12,600	1,043,154
		1,361,258
Commercial Banks - 0.8%
Barclays PLC Sponsored ADR	4,200	247,758
Diversified Financial Services - 4.2%
ING Groep NV sponsored ADR	3,000	132,180
JPMorgan Chase & Co.	25,000	1,273,251
		1,405,431
Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	3,700	157,620
Allstate Corp.	7,700	463,232
American Financial Group, Inc.	2,400	84,768
Aspen Insurance Holdings Ltd.	3,800	97,356
Axis Capital Holdings Ltd.	4,900	161,455
Endurance Specialty Holdings Ltd.	2,200	74,800
Loews Corp.	3,700	160,802
MBIA, Inc.	1,100	79,013
The St. Paul Travelers Companies, Inc.	4,800	244,080
		1,523,126
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	13,898	$ 604,285
TOTAL FINANCIALS		5,141,858
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	8,900	441,974
Becton, Dickinson & Co.	1,300	100,022
Immucor, Inc. (a)	3,100	97,774
		639,770
Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc. (a)	3,700	95,756
Health Net, Inc. (a)	3,400	165,614
Humana, Inc. (a)	6,300	349,650
McKesson Corp.	3,200	178,400
Medco Health Solutions, Inc. (a)	3,400	201,314
		990,734
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	7,000	334,950
Pharmaceuticals - 3.4%
Merck & Co., Inc.	25,200	1,127,700
TOTAL HEALTH CARE		3,093,154
INDUSTRIALS - 12.1%
Aerospace & Defense - 4.0%
Lockheed Martin Corp.	5,100	495,669
Northrop Grumman Corp.	2,300	163,162
Raytheon Co.	9,600	498,240
Triumph Group, Inc.	3,000	168,600
		1,325,671
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	2,800	116,172
Commercial Services & Supplies - 1.3%
Allied Waste Industries, Inc.	12,700	162,433
Manpower, Inc.	1,000	72,930
The Geo Group, Inc. (a)	4,200	184,044
		419,407
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,400	$ 81,214
Belden CDT, Inc.	2,100	90,825
		172,039
Industrial Conglomerates - 1.9%
McDermott International, Inc. (a)	2,600	134,264
Tyco International Ltd.	15,000	478,200
		612,464
Machinery - 3.6%
AGCO Corp. (a)	3,000	101,910
Cummins, Inc.	2,400	322,944
Deere & Co.	3,700	371,036
FreightCar America, Inc.	400	23,244
Gardner Denver, Inc. (a)	2,300	88,665
Manitowoc Co., Inc.	1,500	77,790
SPX Corp.	1,300	91,247
Terex Corp. (a)	2,100	119,469
		1,196,305
Road & Rail - 0.4%
P.A.M. Transportation Services, Inc. (a)	3,000	65,940
Swift Transportation Co., Inc. (a)	2,700	82,404
		148,344
TOTAL INDUSTRIALS		3,990,402
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.4%
Motorola, Inc.	7,300	144,905
Computers & Peripherals - 8.6%
Brocade Communications Systems, Inc. (a)	30,000	257,400
Hewlett-Packard Co.	26,300	1,138,264
International Business Machines Corp.	10,300	1,021,245
Komag, Inc. (a)	2,800	95,536
Western Digital Corp. (a)	16,100	315,560
		2,828,005
Electronic Equipment & Instruments - 2.5%
Arrow Electronics, Inc. (a)	1,800	63,450
Avnet, Inc. (a)	1,700	52,785
Benchmark Electronics, Inc. (a)	500	11,325
Flextronics International Ltd. (a)	8,200	95,366
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	5,000	$ 97,550
Mettler-Toledo International, Inc. (a)	1,000	82,800
Orbotech Ltd. (a)	7,100	169,974
Solectron Corp. (a)	28,900	93,925
SYNNEX Corp. (a)	3,700	71,040
Vishay Intertechnology, Inc. (a)	6,200	81,468
		819,683
Internet Software & Services - 0.2%
Open Text Corp. (a)	4,000	75,132
IT Services - 0.7%
Convergys Corp. (a)	3,500	91,140
Ness Technologies, Inc. (a)	5,600	75,096
SI International, Inc. (a)	2,400	69,240
		235,476
Office Electronics - 1.2%
Xerox Corp. (a)	22,000	378,400
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV (NY Shares) (a)	3,900	99,528
Atmel Corp. (a)	25,800	154,284
Diodes, Inc. (a)	2,500	91,675
Skyworks Solutions, Inc. (a)	14,500	95,265
		440,752
TOTAL INFORMATION TECHNOLOGY		4,922,353
MATERIALS - 4.5%
Chemicals - 1.0%
Ashland, Inc.	4,700	326,885
Containers & Packaging - 0.6%
Myers Industries, Inc.	3,600	61,992
Rock-Tenn Co. Class A	3,500	114,520
		176,512
Metals & Mining - 2.9%
Allegheny Technologies, Inc.	3,500	362,215
Chaparral Steel Co.	1,800	92,304
Commercial Metals Co.	5,800	157,238
IPSCO, Inc.	1,600	161,648
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	800	$ 98,880
RTI International Metals, Inc. (a)	1,200	98,100
		970,385
TOTAL MATERIALS		1,473,782
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Qwest Communications International, Inc. (a)	63,700	519,155
Verizon Communications, Inc.	7,700	296,604
		815,759
UTILITIES - 4.1%
Independent Power Producers & Energy Traders - 3.9%
AES Corp. (a)	18,700	388,773
Constellation Energy Group, Inc.	2,300	166,865
TXU Corp.	13,600	735,488
		1,291,126
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	4,900	81,781
TOTAL UTILITIES		1,372,907
TOTAL COMMON STOCKS (Cost $25,636,449)		31,425,679
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.93% to 4.99% 2/8/07 to 4/5/07 (c) (Cost $139,235)	$ 140,000	139,250
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b) (Cost $1,141,460)	1,141,460	$ 1,141,460
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $26,917,144)		32,706,389
NET OTHER ASSETS - 1.1%		377,369
NET ASSETS - 100%		$ 33,083,758
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 S&P 500 E-Mini Index Contracts	March 2007	$ 1,370,850	$ 15,680
The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $139,250.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,194
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $26,989,753. Net unrealized appreciation aggregated $5,716,636, of which $5,844,543 related to appreciated investment securities and $127,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2007

1.813075.102

TMG-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.	9,700	$ 201,566
Autoliv, Inc.	3,600	217,224
BorgWarner, Inc.	3,300	226,182
TRW Automotive Holdings Corp. (a)	6,900	180,435
		825,407
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	32,300	1,432,505
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	5,200	221,624
Leisure Equipment & Products - 0.3%
JAKKS Pacific, Inc. (a)	10,800	218,916
Media - 0.3%
Time Warner, Inc.	9,500	207,765
Multiline Retail - 3.3%
JCPenney Co., Inc.	23,600	1,917,264
Nordstrom, Inc.	4,000	222,840
Saks, Inc.	11,900	223,244
		2,363,348
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	2,400	190,896
Asbury Automotive Group, Inc.	10,600	259,276
AutoZone, Inc. (a)	1,500	188,445
OfficeMax, Inc.	4,300	207,647
Payless ShoeSource, Inc. (a)	5,600	190,120
Sherwin-Williams Co.	2,800	193,480
TJX Companies, Inc.	6,400	189,248
		1,419,112
Textiles, Apparel & Luxury Goods - 4.1%
Brown Shoe Co., Inc.	4,300	233,705
Columbia Sportswear Co.	3,700	239,908
Liz Claiborne, Inc.	5,500	244,200
NIKE, Inc. Class B	3,700	365,597
Phillips-Van Heusen Corp.	5,700	314,355
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,200	255,168
Steven Madden Ltd.	5,600	166,432
Stride Rite Corp.	15,600	269,256
VF Corp.	5,800	440,046
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	8,800	$ 248,952
Wolverine World Wide, Inc.	7,100	218,467
		2,996,086
TOTAL CONSUMER DISCRETIONARY		9,684,763
CONSUMER STAPLES - 9.4%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	44,100	904,932
Molson Coors Brewing Co. Class B	5,700	460,560
		1,365,492
Food & Staples Retailing - 1.8%
Kroger Co.	36,100	924,160
Safeway, Inc.	11,500	414,345
		1,338,505
Food Products - 0.4%
Dean Foods Co. (a)	4,200	185,850
Ralcorp Holdings, Inc. (a)	2,149	118,926
		304,776
Personal Products - 0.9%
NBTY, Inc. (a)	4,100	212,585
Prestige Brands Holdings, Inc. (a)	32,700	415,617
		628,202
Tobacco - 4.4%
Altria Group, Inc.	29,900	2,612,961
Loews Corp. - Carolina Group	8,000	548,320
		3,161,281
TOTAL CONSUMER STAPLES		6,798,256
ENERGY - 10.1%
Energy Equipment & Services - 0.3%
Superior Energy Services, Inc. (a)	6,900	209,208
Oil, Gas & Consumable Fuels - 9.8%
ConocoPhillips	22,122	1,469,122
Giant Industries, Inc. (a)	5,500	411,785
Hess Corp.	28,500	1,538,715
Holly Corp.	3,600	189,684
Marathon Oil Corp.	9,500	858,230
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OMI Corp.	24,800	$ 547,088
Overseas Shipholding Group, Inc.	3,500	217,455
Tesoro Corp.	5,100	420,189
Valero Energy Corp.	14,800	803,344
Western Refining, Inc.	14,900	407,515
World Fuel Services Corp.	4,200	192,570
		7,055,697
TOTAL ENERGY		7,264,905
FINANCIALS - 15.5%
Capital Markets - 4.3%
Merrill Lynch & Co., Inc.	7,400	692,344
Morgan Stanley	29,500	2,442,305
		3,134,649
Commercial Banks - 0.8%
Barclays PLC Sponsored ADR	9,800	578,102
Diversified Financial Services - 4.3%
ING Groep NV sponsored ADR	7,700	339,262
JPMorgan Chase & Co.	53,600	2,729,848
		3,069,110
Insurance - 4.3%
Allied World Assurance Co. Holdings Ltd.	6,600	281,160
Allstate Corp.	16,800	1,010,688
Aspen Insurance Holdings Ltd.	8,400	215,208
Axis Capital Holdings Ltd.	10,800	355,860
Endurance Specialty Holdings Ltd.	4,800	163,200
Loews Corp.	8,500	369,410
MBIA, Inc.	2,400	172,392
The St. Paul Travelers Companies, Inc.	10,200	518,670
		3,086,588
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	30,569	1,329,140
TOTAL FINANCIALS		11,197,589
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	19,500	968,370
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	2,200	$ 169,268
Immucor, Inc. (a)	6,700	211,318
		1,348,956
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (a)	8,200	212,216
Health Net, Inc. (a)	4,600	224,066
Humana, Inc. (a)	13,200	732,600
McKesson Corp.	6,800	379,100
Medco Health Solutions, Inc. (a)	7,300	432,233
		1,980,215
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	15,500	741,675
Pharmaceuticals - 3.3%
Merck & Co., Inc.	53,700	2,403,075
TOTAL HEALTH CARE		6,473,921
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.8%
Lockheed Martin Corp.	7,700	748,363
Northrop Grumman Corp.	5,200	368,888
Raytheon Co.	24,000	1,245,600
Triumph Group, Inc.	6,700	376,540
		2,739,391
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	8,800	365,112
Commercial Services & Supplies - 1.3%
Allied Waste Industries, Inc.	27,000	345,330
Manpower, Inc.	3,000	218,790
The Geo Group, Inc. (a)	9,450	414,099
		978,219
Electrical Equipment - 0.3%
Belden CDT, Inc.	4,500	194,625
Industrial Conglomerates - 2.0%
McDermott International, Inc. (a)	7,100	366,644
Tyco International Ltd.	33,100	1,055,228
		1,421,872
Machinery - 4.0%
AGCO Corp. (a)	8,800	298,936
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	5,200	$ 699,712
Deere & Co.	10,000	1,002,800
Gardner Denver, Inc. (a)	5,100	196,605
Manitowoc Co., Inc.	4,300	222,998
SPX Corp.	2,900	203,551
Terex Corp. (a)	4,600	261,694
		2,886,296
Road & Rail - 0.6%
P.A.M. Transportation Services, Inc. (a)	8,800	193,424
Swift Transportation Co., Inc. (a)	7,400	225,848
		419,272
TOTAL INDUSTRIALS		9,004,787
INFORMATION TECHNOLOGY - 14.5%
Computers & Peripherals - 8.1%
Brocade Communications Systems, Inc. (a)	70,900	608,322
Hewlett-Packard Co.	54,000	2,337,120
International Business Machines Corp.	22,200	2,201,130
Western Digital Corp. (a)	35,700	699,720
		5,846,292
Electronic Equipment & Instruments - 2.7%
Arrow Electronics, Inc. (a)	5,700	200,925
Avnet, Inc. (a)	7,700	239,085
Flextronics International Ltd. (a)	18,100	210,503
Ingram Micro, Inc. Class A (a)	11,100	216,561
Mettler-Toledo International, Inc. (a)	2,200	182,160
Orbotech Ltd. (a)	15,600	373,464
Solectron Corp. (a)	67,000	217,750
SYNNEX Corp. (a)	8,100	155,520
Vishay Intertechnology, Inc. (a)	13,700	180,018
		1,975,986
Internet Software & Services - 0.3%
Open Text Corp. (a)	10,000	187,829
IT Services - 0.8%
Convergys Corp. (a)	7,500	195,300
Ness Technologies, Inc. (a)	15,600	209,196
SI International, Inc. (a)	5,400	155,790
		560,286
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.3%
Xerox Corp. (a)	55,300	$ 951,160
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV (NY Shares) (a)	8,500	216,920
Atmel Corp. (a)	57,100	341,458
Diodes, Inc. (a)	5,400	198,018
Skyworks Solutions, Inc. (a)	31,800	208,926
		965,322
TOTAL INFORMATION TECHNOLOGY		10,486,875
MATERIALS - 4.2%
Chemicals - 0.4%
Ashland, Inc.	4,700	326,885
Containers & Packaging - 0.6%
Myers Industries, Inc.	9,900	170,478
Rock-Tenn Co. Class A	7,500	245,400
		415,878
Metals & Mining - 3.2%
Allegheny Technologies, Inc.	9,600	993,504
Commercial Metals Co.	12,400	336,164
IPSCO, Inc.	5,100	515,253
Phelps Dodge Corp.	1,900	234,840
RTI International Metals, Inc. (a)	2,500	204,375
		2,284,136
TOTAL MATERIALS		3,026,899
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
Qwest Communications International, Inc. (a)	176,400	1,437,660
Verizon Communications, Inc.	18,100	697,212
		2,134,872
UTILITIES - 4.2%
Independent Power Producers & Energy Traders - 4.0%
AES Corp. (a)	52,800	1,097,712
Constellation Energy Group, Inc.	2,500	181,375
TXU Corp.	29,700	1,606,176
		2,885,263
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
CMS Energy Corp. (a)	10,800	$ 180,252
TOTAL UTILITIES		3,065,515
TOTAL COMMON STOCKS (Cost $54,851,794)		69,138,382
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.02% 3/8/07 to 4/5/07 (c) (Cost $183,765)	$ 185,000	183,780
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 5.35% (b) (Cost $2,292,518)	2,292,518	2,292,518
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $57,328,077)		71,614,680
NET OTHER ASSETS - 0.8%		556,966
NET ASSETS - 100%		$ 72,171,646
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 S&P 500 Index Contracts	March 2007	$ 2,525,250	$ 25,542
The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $183,780.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,126
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $57,398,846. Net unrealized appreciation aggregated $14,215,834, of which $14,468,738 related to appreciated investment securities and $252,904 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007